UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	VANGUARD TRUSTEES' EQUITY FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
January 31, 2005		Market
		Value
	Shares	(000)

COMMON STOCKS (95.0%)

Australia (0.1%)
BlueScope Steel Ltd.	530,000	$3,803

Belgium (0.6%)
Delhaize Group	139,900	10,304
KBC Bankverzekeringsholding	52,000	4,016
* Belgacom SA	48,000	1,983

		16,303

Brazil (3.4%)
Banco Bradesco SA ADR	870,000	21,402
Petrol Brasil ADR	691,000	28,089
Companhia Energetica de Minas Gerais ADR	795,000	17,729
Uniao de Bancos Brasileiros SA	151,000	4,649
Gerdau SA	272,000	4,583
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	210,000	4,291
Braskem SA Pfd. A Shares	74,480,500	3,302
Petroleo Brasileiro SA Pfd.	74,000	2,637
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100,000	2,169
Suzano Bahia Sul Papel e Celulose SA	445,001	2,090
Votorantim Celulose e Papel SA	77,000	1,127

		92,068

Canada (2.4%)
* Manulife Financial Corp.	300,900	13,236
Bank of Nova Scotia Halifax	383,700	12,215
* Alcan Inc.	286,600	11,432
* EnCana Corp.	121,000	7,154
* Nexen Inc.	158,200	6,566
* Petro-Canada	115,500	5,957
Husky Energy Inc.	208,000	5,603
* Celestica Inc.	150,000	1,952
* Novelis inc	50,079	1,117

		65,232

China (2.0%)
* Ping An Insurance (Group) Co. of China Ltd.	12,185,000	20,230
Denway Motors Ltd.	43,000,000	15,850
China Mobile (Hong Kong) Ltd.	5,000,000	15,673
China Petroleum & Chemical Corp.	8,300,000	3,299

	55,052

Denmark (0.1%)
Danske Bank A/S	123,500	3,608

Finland (2.8%)
UPM-Kymmene Oyj	1,285,000	27,203
TietoEnator Oyj B Shares	770,000	22,534
Nokia Oyj	1,400,000	21,443
Sampo Oyj A Shares	424,500	5,617

		76,797

France (11.6%)
Total SA	190,100	40,764
Societe Generale Class A	316,000	31,471
Carrefour SA	590,000	30,418
AXA	1,093,809	26,549
BNP Paribas SA	360,000	25,974
Sanofi-Aventis	340,485	25,410
Groupe Danone	270,000	25,165
* Lafarge SA	198,244	20,441
Schneider Electric SA	260,000	19,861
European Aeronautic Defence and Space Co.	570,000	17,424
Societe Centrale des Assurances Generales de France	221,900	16,835
Suez SA	547,000	14,717
Renault SA	122,900	10,045
Credit Agricole SA	275,000	8,191
Thomson SA	129,600	3,288

		316,553

Germany (6.9%)
E.On AG	446,000	39,952
Deutsche Bank AG	319,000	27,133
Fresenius Medical Care AG	325,000	26,338
Linde AG	361,000	22,908
Schering AG	245,000	16,575
Continental AG	226,800	15,743
Adidas-Salomon AG	99,000	14,821
Man AG	192,200	7,952
HeidelbergerCement AG	115,000	7,735
Depfa Bank PLC	324,000	5,723
Volkswagen AG	44,000	2,111
* EPCOS AG	100,000	1,258

		188,249

Hong Kong (2.3%)
Johnson Electric Holdings Ltd.	32,000,000	30,564
Hutchison Whampoa Ltd.	2,568,000	23,376
Wing Hang Bank Ltd.	1,411,500	9,012

		62,952

Hungary (0.3%)
* MOL Magyar Olaj-es Gazipari Rt. GDR	122,000	8,148

Indonesia (0.0%)
PT Astra International Tbk	4,162,000	4,563
* PT Toba Pulp Lestari Tbk	545,000	—

		4,563

India (1.8%)
ICICI Bank Ltd.	215,000	4,229
Punjab National Bank Ltd.	296,000	2,768

	6,997

Israel (0.4%)
Bank Hapoalim Ltd.	1,800,000	6,497
Bank Leumi Le-Israel	1,700,000	5,248

		11,745

Italy (0.6%)
ENI SpA	2,183,555	53,056
Saipem SpA	1,550,000	19,599
* Luxottica Group SpA ADR	730,000	15,819

		88,474

Japan (16.7%)
Canon, Inc.	953,700	49,780
Sumitomo Trust & Banking Co., Ltd.	5,044,000	34,275
Sony Corp.	765,200	28,402
Asahi Glass Co., Ltd.	2,500,000	26,388
Pioneer Corp.	1,319,000	24,428
JS Group Corp.	1,300,000	23,699
Takeda Chemical Industries Ltd.	491,500	23,374
Kawasaki Heavy Industries Ltd.	14,100,000	23,306
World Co., Ltd.	605,000	22,047
NEC Corp.	3,300,000	18,947
Mazda Motor Corp.	5,292,000	17,750
Rohm Co., Ltd.	169,000	15,404
Honda Motor Co., Ltd.	274,100	14,387
Sumitomo Mitsui Financial Group, Inc.	1,980	13,895
Kao Corp.	550,000	12,812
Aiful Corp.	99,900	11,356
Promise Co., Ltd.	139,000	9,795
Nissan Motor Co., Ltd.	848,900	8,985
JFE Holdings, Inc.	321,800	8,912
Toyota Motor Corp.	195,700	7,623
Nippon Mining Holdings Inc.	1,276,500	6,465
Daito Trust Construction Co., Ltd.	133,400	6,176
* Sega Sammy Holdings Inc.	95,000	6,125
Tokyo Electric Power Co.	235,000	5,611
Nippon Meat Packers, Inc.	385,000	5,236
* Circle K Sunkus Co., Ltd.	196,000	5,144
* UFJ Holdings Inc.	713	4,266
Sankyo Co., Ltd.	60,000	3,248
* Itochu Corp.	685,000	3,244
Tanabe Seiyaku Co., Ltd.	270,000	2,858
Japan Tobacco, Inc.	250	2,658
Nippon Electric Glass Co., Ltd.	366,000	4,826
Kobe Steel Ltd.	1,490,000	2,376

		453,798

Luxembourg (0.6%)
Arcelor	719,600	16,059

Mexico (0.7%)
Cemex SA de CV ADR	528,739	19,817

Netherlands (4.2%)
* ING Groep NV	1,622,768	46,707
* ABN-AMRO Holding NV	1,182,238	31,993
Akzo Nobel NV	450,000	18,789
Koninklijke (Royal) Philips Electronics NV	602,000	15,742

		113,231

Norway (0.1%)
* Yara International ASA	118,300	1,397

Philippines (0.1%)
* Philippine Long Distance Telephone Co.	123,600	3,198

Singapore (2.4%)
DBS Group Holdings Ltd.	2,728,701	26,343
Singapore Airlines Ltd.	2,595,000	18,552
Singapore Telecommunications Ltd.	7,082,360	11,035
* Flextronics International Ltd.	597,900	8,460

		64,390

South Africa (0.7%)
Amalgamated Banks of South Africa Group Ltd.	695,569	8,918
Sanlam Ltd.	3,213,300	6,801
Telkom South Africa Ltd.	223,000	4,063

		19,782

South Korea (5.2%)
Samsung Electronics Co., Ltd.	70,000	33,788
LG Chem Ltd.	655,000	24,750
Kookmin Bank	510,000	21,882
Shinsegae Co., Ltd.	70,000	19,659
SK Telecom Co. Ltd. ADR	718,000	14,331
Hyundai Motor Co. Ltd.	116,500	6,612
* Shinhan Financial Group Ltd.	218,000	5,474
POSCO	30,000	5,456
* INI Steel Co.	271,820	3,366
* Industrial Bank of Korea	310,000	2,506
* Hanwha Chemical Corp.	223,000	2,381
Nong Shim Co. Ltd.	9,000	2,128

		142,333

Spain (2.5%)
Telefonica Moviles SA	3,759,395	48,221
Repsol-YPF SA	445,800	11,390
Endesa SA	376,700	8,579

		68,190

Sweden (0.3%)
Svenska Cellulosa AB B Shares	204,000	7,811

Switzerland (4.8%)
Nestle SA (Registered)	123,900	32,526
Lonza AG (Registered)	520,000	32,027
* Credit Suisse Group (Registered)	687,999	27,699
Novartis AG (Registered)	402,680	19,312
* ABB Ltd.	2,990,000	16,453
* Micronas Semiconductor Holding AG	85,500	3,849

		131,866

Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,263,240	28,553
Compal Electronics Inc. GDR	1,393,944	6,570
China Steel Corp. GDR	170,775	3,821
CMC Magnetics Corp.	7,000,000	3,112
Far EasTone Telecommunications Co., Ltd.	1,800,000	2,064

		44,120

Thailand (0.1%)
PTT Public Co., Ltd. (Foreign)	730,000	3,483

Turkey (0.3%)
Ford Otomotiv Sanayi AS	487,000	4,157
Akbank TAS	460,000	2,876

		7,033

United Kingdom (18.0%)
GlaxoSmithKline PLC	2,078,503	46,064
* HBOS PLC	2,729,656	43,582
* Royal Bank of Scotland Group PLC	1,279,149	42,486
* HSBC Holdings PLC	2,060,000	34,070
Vodafone Group PLC	13,072,146	33,778
Compass Group PLC	6,638,700	30,176
Lloyds TSB Group PLC	3,111,680	29,125
BP PLC	2,031,000	20,035
* Group 4 Securicor PLC	7,521,800	19,011
Unilever PLC	1,995,000	18,964
Old Mutual PLC	7,950,000	18,931
* Kingfisher PLC	3,285,653	18,901
* Standard Chartered PLC	959,933	17,653
Signet Group PLC	8,197,341	17,162
AstraZeneca Group PLC	435,000	16,327
Rolls-Royce Group PLC	3,208,917	15,797
Aviva PLC	967,892	11,592
Xstrata PLC	450,000	7,851
* International Power PLC	2,277,625	7,217
Taylor Woodrow PLC	1,167,400	6,308
RMC Group PLC	391,000	6,239
Punch Taverns PLC	480,000	6,061
InterContinental Hotels Group PLC	464,285	5,845
Trinity Mirror PLC	420,000	5,387
J. Sainsbury PLC	840,000	4,484
SABMiller PLC	253,600	3,891
British American Tobacco PLC	215,400	3,738

		490,675

TOTAL COMMON STOCKS
(Cost $2,050,451)		2,587,727

TEMPORARY CASH INVESTMENTS (12.4%)

Money Market Fund (12.2%)
Vanguard Market Liquidity Fund, 2.36%**	333,084,403	333,084

	Face
	Amount
	(000)

U.S. Agency Obligation (0.2%)
(1)Federal Home Loan Mortgage Corp.†
2.52%, 4/12/2005	$ 6,000	5,969

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $339,054)		339,053

TOTAL INVESTMENTS (107.5%)
(Cost $2,389,505)		2,926,780

OTHER ASSETS AND LIABILITIES-NET (-7.5%)		(203,276)

NET ASSETS (100%)		$2,723,504

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Securities with an aggregate value of $5,969,000 and cash of $1,191,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $2,389,505,000. Net unrealized appreciation of investment securities for tax purposes was $537,275,000, consisting of unrealized gains of $565,144,000 on securities that had risen in value since their purchase and $27,869,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures and Forward Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 99.0% and 8.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

Dow Jones EURO STOXX 50 Index	1,256	$48,999	$952
FTSE 100 Index	315	28,610	526
Topix Index	200	22,026	956
S&P ASX 200 Index	102	8,073	218

The fund has entered into forward currency contracts to provide the appropriate currency exposure related to certain of its open futures contracts. Forward contracts are valued at their quoted daily settlement prices. At January 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation)

3/23/2005	EUR	26,386	USD	34,419	$ (991)
3/23/2005	GBP	15,201	USD	28,589	(711)
3/16/2005	JPY	2,295,940	USD	22,260	245
3/23/2005	AUD	10,276	USD	7,930	229

AUD-Australian dollar.
EUR-Euro.
GBP-British Pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD TRUSTEES' EQUITY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.